Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2022 EquityInstruments Options £ / shares	Dec. 31, 2021 Options EquityInstruments £ / shares	Dec. 31, 2020 Options EquityInstruments £ / shares
Number of options
Balance at beginning of year | Options	2,000,000	2,000,000
Balance at end of year | Options	1,000,000	2,000,000	2,000,000
Number of awards
Weighted average share price | £ / shares	£ 10.33	£ 14.31	£ 11.64
SAYE options
Number of options
Balance at beginning of year | Options	2,022,535	2,300,000	3,800,000
Granted | Options	500,000	400,000	400,000
Modification | Options		100,000
Exercised | Options	(300,000)	(700,000)	(900,000)
Cancelled | Options	(300,000)	(100,000)	(100,000)
Lapsed/Expired | Options			(900,000)
Balance at end of year | Options	1,858,292	2,022,535	2,300,000
Options immediately exercisable at end of year | Options	300,000	200,000	500,000
Weighted average exercise price
Balance at beginning of year | £ / shares	£ 11.61	£ 11.86	£ 12.38
Granted | £ / shares	7.37	11.90	9.64
Modification | £ / shares		11.77
Exercised | £ / shares	11.17	12.58	11.44
Forfeited | £ / shares	10.84	11.11	14.27
Cancelled | £ / shares	12.67	11.51	12.55
Lapsed/Expired | £ / shares	13.00	12.88	13.28
Balance at end of year | £ / shares	10.43	11.61	11.86
Options immediately exercisable at end of year | £ / shares	£ 12.48	£ 12.26	£ 12.64
Incentive plans
Number of awards
Balance at beginning of year | EquityInstruments	24.6	40.6	33.0
Granted | EquityInstruments	6.5	5.2	20.2
Modification | EquityInstruments		0.7
Exercised | EquityInstruments	(7.2)	(8.6)	(10.3)
Forfeited | EquityInstruments	(1.1)	(3.1)	(1.5)
Cancelled | EquityInstruments	(0.1)	(0.1)	(0.1)
Lapsed/Expired | EquityInstruments	(1.7)	(0.6)	(0.7)
Jackson awards derecognised on demerger | EquityInstruments		(9.5)
Balance at end of year | EquityInstruments	21.0	24.6	40.6